Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,774,000
Previously Paid Amount	0.00
Total Fee Amount	2,329.34
Total Offset Amount	0.00
Net Fee	2,329.34
Narrative - Max Aggregate Offering Price	$ 26,774,000
Final Prospectus	true